Revenue Contract Liability - Summary of Significant Changes in Deferred Revenue Liability Balances (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Beginning Balance	$ 9,895,583	$ 3,200,664	$ 1,995,090
Revenue Recognized	(13,845,000)	(3,200,664)	(1,995,090)
Amounts Collected or Invoiced	7,837,000	9,895,583	3,200,664
Ending Balance	$ 3,888,000	$ 9,895,583	$ 3,200,664